Provisions - Schedule of Reconciliation of Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 56.1	$ 63.4
Additional provisions recognized	29.8	16.1
Reductions resulting from settlement	(12.8)	(23.2)
Release of provisions	(8.2)	(1.4)
Other	(0.1)	1.2
Provisions, ending balance	64.8	56.1
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	29.0	30.3
Additional provisions recognized	5.8	6.2
Reductions resulting from settlement	(5.2)	(7.5)
Release of provisions	(0.8)	0.0
Other	0.0	0.0
Provisions, ending balance	28.8	29.0
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	11.0	18.8
Additional provisions recognized	20.6	8.5
Reductions resulting from settlement	(7.4)	(15.7)
Release of provisions	(7.4)	(1.2)
Other	0.0	0.6
Provisions, ending balance	16.8	11.0
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	16.1	14.3
Additional provisions recognized	3.4	1.4
Reductions resulting from settlement	(0.2)	0.0
Release of provisions	0.0	(0.2)
Other	(0.1)	0.6
Provisions, ending balance	$ 19.2	$ 16.1